Cash flow information - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow information
At the beginning	¥ 893,218	¥ 1,252,923	¥ 658,056	¥ 825,673
Additions through business combination			15,313
Changes from financing cash flows:
Proceeds from loans and borrowings from third party		563,800
Repayment of loans and borrowings		(718)	(206)	(5,295)
Interest of loans and borrowings paid				(1,000)
Payment of capital element and interest element of lease liabilities	(236,519)	(725,075)	(346,008)	(317,017)
Total changes from financing cash flows	(236,519)	(161,993)	(346,214)	(323,312)
Exchange adjustments	(21,027)	(14,961)	25,843	2,428
Other changes:
Increase in lease liabilities from entering into new leases during the year	622,916	2,093,794	718,985	338,131
Decrease in lease liabilities from derecognition	(30,867)	(152,268)	(213,284)	(209,712)
Increase in interest expenses	25,202	92,915	34,622	33,396
Forgiveness of loans and borrowings			(103)	(8,548)
Total other changes	617,251	2,034,441	540,220	153,267
At the end	1,252,923	3,110,410	893,218	658,056
Loans and borrowings
Cash flow information
At the beginning	7,215	7,259	6,948	20,594
Changes from financing cash flows:
Proceeds from loans and borrowings from third party		563,800
Repayment of loans and borrowings		(718)	(206)	(5,295)
Total changes from financing cash flows		563,082	(206)	(5,295)
Exchange adjustments	44	(76)	576	197
Other changes:
Increase in interest expenses		1,000
Forgiveness of loans and borrowings			(103)	(8,548)
Total other changes		1,000	(103)	(8,548)
At the end	7,259	571,265	7,215	6,948
Interest payable
Cash flow information
At the beginning	269	359	43	667
Changes from financing cash flows:
Interest of loans and borrowings paid				(1,000)
Total changes from financing cash flows				(1,000)
Exchange adjustments				(29)
Other changes:
Increase in interest expenses	90	292	226	405
Total other changes	90	292	226	405
At the end	359	651	269	43
Lease liabilities
Cash flow information
At the beginning	885,734	1,245,305	651,065	804,412
Additions through business combination			15,313
Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	(236,519)	(725,075)	(346,008)	(317,017)
Total changes from financing cash flows	(236,519)	(725,075)	(346,008)	(317,017)
Exchange adjustments	(21,071)	(14,885)	25,267	2,260
Other changes:
Increase in lease liabilities from entering into new leases during the year	622,916	2,093,794	718,985	338,131
Decrease in lease liabilities from derecognition	(30,867)	(152,268)	(213,284)	(209,712)
Increase in interest expenses	25,112	91,623	34,396	32,991
Total other changes	617,161	2,033,149	540,097	161,410
At the end	¥ 1,245,305	¥ 2,538,494	¥ 885,734	¥ 651,065